Warrants and other equity related instruments (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Equity [Abstract]
Schedule of outstanding warrants

The following table summarizes the continuity of the Company’s warrants. Note all pre-merger warrants listed below have been presented to reflect the legal acquirer’s capital structure:

	Warrants #	Weighted Average Exercise Price
Warrants outstanding on September 30, 2025	24,413,104	$2.42
Issued	85,413,476	0.39
Exercised	(2,756,697)	—
Expired	(18,437,511)	0.34
Warrants outstanding as of December 31, 2025	88,632,372	0.91

The following table summarizes the continuity of the Company’s warrants. Note all pre-merger warrants listed below have been presented to reflect the legal acquirer’s capital structure:

	Warrants #	Weighted Average Exercise Price
Warrants outstanding on September 30, 2023	—	$—
Issued	232,438	2.37
Exercised	—	—
Expired	—	—
Warrants outstanding on September 30, 2024	232,438	2.37
Issued	24,094,759	0.79
Exercised	(50,000)	3.00
Expired	(232,438)	2.02
Assumed in merger	368,345	$109.50
Warrants outstanding on September 30, 2025	24,413,104	$2.42